Commitments and Contingencies (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 06, 2020	Aug. 06, 2020	Oct. 31, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 29, 2016
Loss Contingencies [Line Items]
Right of use assets				$ 603,918	$ 643,977	$ 797,311	$ 870,406
Discount rate							8.00%
Current portion of lease liability				185,850	164,170	118,102
Long-term portion lease liability				461,094	519,659	695,961
Accreted interest expense				13,431	60,626
Rent expense				$ 53,490	231,790
Damages sought value		$ 5,000,000	$ 1,000,000
Damages paid value		5,000,000	$ 336,450
Claiming damages	$ 10	$ 10
[custom:OtherCommitmentDescription]	In doing so, Judge Liman suggested that a jury could find that the Koch Parties would be fully compensated if the parties simply unwound the domain transfer, or that the jury might quantify the website’s value by looking to the amounts that the Koch Parties had paid for other, similar websites: between $12.17 and $65.98
Operating lease liability							$ 870,406
Other Commitments, Description	In doing so, Judge Liman suggested that a jury could find that the Koch Parties would be fully compensated if the parties simply unwound the domain transfer, or that the jury might quantify the website’s value by looking to the amounts that the Koch Parties had paid for other, similar websites: between $12.17 and $65.98.
Operating Expense [Member]
Loss Contingencies [Line Items]
Right of use assets					643,977	$ 797,311	$ 870,406
Discount rate							8.00%
Current portion of lease liability					$ 164,170